Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Effects of amortized cost on assets and liabilities and others, net	$ (28)	$ (89)	$ (20)
Net interest cost of pension liabilities (note 20)	(31)	(33)	(39)
Results from financial instruments, net (notes 13.2 and 16.4)	(6)	(17)	(1)
Foreign exchange results	(37)	(3)	(23)
Financial income	22	20	18
Others	2	4
Other financial income (expense), net	$ (78)	$ (118)	$ (65)